Swan Hedged Equity US Large Cap ETF
Schedule of Investments
August 31, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 91.4%
Exchanged Traded Funds - 91.4%
iShares Core S&P 500 ETF (a)(b)	212,370	$96,354,392
SPDR S&P 500 ETF Trust (b)	10,830	4,890,395
TOTAL EXCHANGE TRADED FUNDS (Cost $93,400,189)		101,244,787

MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 0.03% (c)	865,937	865,937
TOTAL MONEY MARKET FUNDS (Cost $865,937)		865,937

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 32.5%
PURCHASED CALL OPTIONS - 26.9%
SPDR S&P 500 ETF Trust
Expiration: December 2021, Exercise Price: $353 (e)	1,025	10,317,650	$46,284,900
Expiration: December 2021, Exercise Price: $380 (e)	726	5,450,445	32,783,256
Expiration: December 2021, Exercise Price: $391 (e)	1,025	6,658,400	46,284,900
Expiration: December 2021, Exercise Price: $420 (e)	726	2,866,611	32,783,256
Expiration: December 2022, Exercise Price: $400 (e)	26	186,459	1,174,056
Expiration: December 2022, Exercise Price: $415 (e)	112	677,992	5,057,472
Expiration: December 2022, Exercise Price: $425 (e)	212	1,131,444	9,573,072
Expiration: December 2022, Exercise Price: $435 (e)	114	530,271	5,147,784
Expiration: December 2022, Exercise Price: $445 (e)	188	752,094	8,489,328
Expiration: December 2022, Exercise Price: $460 (e)	226	700,261	10,205,256
Expiration: December 2022, Exercise Price: $475 (e)	238	548,947	10,747,128
		29,820,574
PURCHASED PUT OPTIONS - 5.6%
SPDR S&P 500 ETF Trust
Expiration: December 2022, Exercise Price: $360	51	82,467	2,302,956
Expiration: December 2022, Exercise Price: $375	156	295,074	7,044,336
Expiration: December 2022, Exercise Price: $390	318	700,554	14,359,608
Expiration: December 2022, Exercise Price: $405	749	1,915,568	33,821,844
Expiration: December 2022, Exercise Price: $420	482	1,427,925	21,765,192
Expiration: December 2022, Exercise Price: $445	476	1,799,042	21,494,256
		6,220,630
TOTAL PURCHASED OPTIONS (Cost $28,117,465)		36,041,204

Total Investments (Cost $122,383,591) - 124.7%		138,151,928
Liabilities in Excess of Other Assets - (24.7)%		(27,339,532)
TOTAL NET ASSETS - 100.0%		$110,812,396

Percentages are stated as a percent of net assets.

SPDR	Standard & Poor's Depositary Receipt

(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $23,573,570.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
August 31, 2021 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (24.4)%
WRITTEN CALL OPTIONS - (24.4)%
SPDR S&P 500 ETF Trust
Expiration: October 2021, Exercise Price: $465	533	$85,547	$24,068,148
Expiration: December 2021, Exercise Price: $372	2,050	16,925,825	92,569,800
Expiration: December 2021, Exercise Price: $400	1,452	8,256,072	65,566,512
Expiration: December 2022, Exercise Price: $450	26	95,914	1,174,056
Expiration: December 2022, Exercise Price: $465	112	316,008	5,057,472
Expiration: December 2022, Exercise Price: $480	212	439,476	9,573,072
Expiration: December 2022, Exercise Price: $485	114	211,128	5,147,784
Expiration: December 2022, Exercise Price: $495	188	274,292	8,489,328
Expiration: December 2022, Exercise Price: $510	226	224,870	10,205,256
Expiration: December 2022, Exercise Price: $525	238	158,746	10,747,128
		26,987,878
TOTAL WRITTEN OPTIONS (Premiums Received $17,253,673)		$26,987,878

Percentages are stated as a percent of net assets.
SPDR	Standard & Poor's Depositary Receipt

(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$101,244,788	$-	$-	$101,244,788
Money Market Funds	865,937	-	-	865,937
Purchased Options	-	36,041,204	-	36,041,204
Total Investments - Assets	$102,110,725	$36,041,204	$-	$138,151,928
Other Financial Instruments - Liabilities:
Written Options	$-	$26,987,878	$-	$26,987,878